FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                             / /         (a)
             or fiscal year ending:                            12/31/2000   (b)

Is this a transition report? (Y/N)        N
                                   ---------------

Is this an amendment to a previous filing? (Y/N)         N
                                                 ----------------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:         First Ameritas Variable Life Separate Account
     B. File Number:             811-09979
     C. Telephone Number:        402-467-1122

2.   A. Street:                  5900 "O" Street
     B. City:                    Lincoln
     C. State:                   NE
     D. Zip Code:                68510           Zip Ext:
     E. Foreign Country:                         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)               Y
                                   --------------------------------------------

4. Is this the last filing on this form by Registrant? (Y/N)                N
                                   --------------------------------------------

5. Is Registrant a small business investment company (SBIC)? (Y/N)          N
                                   --------------------------------------------
        [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
                                   --------------------------------------------
        [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)           N
                                   --------------------------------------------
        [If answer is "N" (No), go to item 8.]
    B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending          12/31/2000
                  --------------------------
                               If filing more than one Page 47, "X" box:   [   ]
File number         811-  09979
                 -------------------


UNIT INVESTMENT TRUSTS

111.   A.   [/] Depositor Name:  First Ameritas Variable Life Insurance Corp.
                                 of New York
       B.   [/] File Number (if any):
       C.   [/] City: Suffern    State:  NY    Zip Code:  10901   Zip Ext.:4255
            [/] Foreign Country:               Foreign Postal Code:


112.   A.   [/] Sponsor Name:         None
       B.   [/] File Number (if any):
       C.   [/] City:              State:     Zip Code:              Zip Ext.:
            [/] Foreign Country:              Foreign Postal Code:









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For period ending          12/31/2000
                  --------------------------
                               If filing more than one Page 48, "X" box:   [   ]
File number         811-  09979
                 -------------------



113.  A.  [/] Trustee Name:         None
      B.  [/] File Number (if any):
      C.  [/] City:              State:     Zip Code:                  Zip Ext.:
          [/] Foreign Country:              Foreign Postal Code:

114.  A.  [/] Principal Underwriter Name:        Ameritas Investment Corp.
      B.  [/] File Number (if any):              801-55153
      C.  [/] City:  Lincoln   State: NE    Zip Code:    68510        Zip Ext.:
          [/] Foreign Country:                   Foreign Postal Code:

115.  A.  [/] Independent Public Accountant Name:Deloitte & Touche LLP
      B.  [/] File Number (if any):
      C.  [/] City:  Lincoln     State: NE       Zip Code:            Zip Ext.:
          [/] Foreign Country:                   Foreign Postal Code:

For period ending          12/31/2000
                  --------------------------
                               If filing more than one Page 49, "X" box:   [   ]
File number          811-  09979
                 -------------------

116. Family of investment companies information:

A.   [/] Is  Registrant  part  of a  family  of  investment  companies?  (Y/N)
                                                                           N
                                        ---------------------------------------

B.   Identify the family in 10 letters:

               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.      A.  [/]  Is  Registrant  a  separate   account  of  an  insurance
          company?(Y/N)                                                    Y
                                        ---------------------------------------

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

          B. Variable annuity contracts? (Y/N)                             N
                                        ---------------------------------------

          C. Scheduled premium variable life contracts? (Y/N)              N
                                        ---------------------------------------

          D. Flexible premium variable life contracts? (Y/N)               Y
                                        ---------------------------------------

          E. Other types of insurance  products  registered  under the
             Securities Act of 1933? (Y/N)                                 N
                                        ---------------------------------------

118. [/] State the number of series  existing  at the end of the period that had
     securities    registered    under   the    Securities   Act   of   1933
                                                                           1
                                        ---------------------------------------

119. [/] State the number of new series for which registration  statements under
     the  Securities  Act  of  1933  became   effective   during  the  period
                                                                           1
                                        ---------------------------------------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                           $0
                                        ---------------------------------------

121. [/] State  the  number of  series  for  which a current  prospectus  was in
     existence at the end of the period                                    1
                                        ---------------------------------------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                           0
                                        ---------------------------------------





49




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For period ending          12/31/2001
                  --------------------------
                               If filing more than one Page 50, "X" box:   [   ]
File number          811-  09979
                 -------------------



123. [/] State the total value of the additional  units  considered in answering
     item 122 ($000's omitted)                                        $      0
                                                                      ---------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
     subsequent series) ($000's omitted)                              $      0
                                                                      ---------

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
     units of all series of Registrant ($000's omitted)               $      0
                                                                      ---------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)
                                                                      $     0
                                                                      ---------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                      NUMBER OF           TOTAL ASSETS         TOTAL INCOME
                                                       SERIES                ($000'S           DISTRIBUTIONS
                                                      INVESTING             OMITTED)         ($000'S OMITTED)

A.  U.S. Treasury direct issue                                            $                     $         0
                                                     ----------           -------------         ------------
B.  U.S. Government agency
C.   State and municipal tax-free                                         $                     $         0
                                                     ----------           -------------         ------------
D.   Public utility debt                                                  $                     $         0
                                                     ----------           -------------         ------------
E.   Brokers or dealers debt or debt of
     Brokers' or dealers' parent                                          $                     $         0
                                                     ----------           -------------         ------------
F.   All other corporate intermed. &
     long-term debt                                                       $                     $         0
                                                     ----------           -------------         ------------
G.   All other corporate short-term debt                                  $                     $         0
                                                     ----------           -------------         ------------
H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                                     $                     $         0
                                                     ----------           -------------         ------------
I.   Investment company equity securities                                 $                     $         0
                                                     ----------           -------------         ------------
J.   All other equity securities                                          $          0          $         0
                                                     ----------           -------------         ------------
K.   Other securities                                                     $                     $         0
                                                     ----------           -------------         ------------
L.   Total assets of all series of registrant                             $          0          $         0
                                                     ----------           -------------         ------------



50


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For period ending          12/31/2001
                  --------------------------
                               If filing more than one Page 51, "X" box:   [   ]
File number 811- 09979
                 -------------------


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                           N
                                             ----------------------------------
     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                             ----------------------------------
     [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/ N)
                                             ----------------------------------

131. Total  expenses  incurred  by all series of  Registrant  during the current
     reporting period ($000's omitted).                               $    0
                                             ----------------------------------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811- 09979




















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




This report is signed on behalf of the registrant (or depositor or trustee).

City of:   Lincoln        State of:     NE                  Date: 02/27/2001

Name of Registrant, Depositor, or Trustee:
First Ameritas Life Insurance Corp. of New York (Depositor)

By (Name and Title):


/s/Mitchell F. Politzer
-----------------------------------------------
Mitchell F. Politzer
Director, President and Chief Executive Officer


Witness (Name and Title):



/s/Donald R. Stading
-----------------------------------------------
Donald R. Stading
Vice president, Secretary and General Counsel